SEGMENT REPORTING	3 Months Ended
Mar. 31, 2022
SEGMENT REPORTING

15. SEGMENT REPORTING

	MEXICO		CORPORATE		TOTAL
	March 31	December 31	March 31	December 31	March 31	December 31
	2022	2021	2022	2021	2022	2021
	$	$	$	$	$	$
Property, plant and equipment	6,981	8,535	399	509	7,380	9,044
Additions - Property, plant and equipment	431	7,931	-	30	431	7,961
Mineral rights	127	193	20,011	20,080	20,138	20,273
Additions - Mineral rights	-	-	-	459	-	459
Total assets	12,905	15,309	25,231	26,251	38,136	41,560
Total liabilities	32,286	34,173	12,585	11,874	44,871	46,047

	Three months ended
	March 31	March 31
	2022	2021
	$	$
MEXICO
Revenue	8,496	9,781
Cost of sales	(7,913)	(7,943)
Exploration and holding expenses	(407)	(580)
Other income and foreign exchange gains	1,995	521
Finance expenses	(83)	(45)
Net income	2,088	1,734

CORPORATE
General and administrative expenses	(1,311)	(2,342)
Exploration and holding expenses	(709)	(493)
Other expenses	(1,003)	(1,172)
Finance expenses	(832)	(680)
Income tax recovery	67	31
Net loss	(3,788)	(4,656)

Net loss	(1,700)	(2,922)